Related party transactions (Tables)	12 Months Ended
Mar. 26, 2016
Related Party Transactions [Abstract]
Balance Related to Related Parties
(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 26, 2016	March 28, 2015	March 29, 2014
	(In thousands)
Transactions:
Purchases of inventory from supplier related to shareholder (d)	$503	$189	$—
Management fees to related parties (b)	155	238	188
Consultant fees to a related party (e)	173	175	155
Expense reimbursement to a related party (f)	201	241	237
Interest expense on cash advance received from controlling shareholder (c)	165	165	164
Wholesale distribution service payments to a related party (g)	—	—	1
Balances:
Accounts payable to supplier related to shareholder (d)	17	—	—
Accounts payable to related parties	38	447	57
Interest payable on cash advance received from controlling shareholder	25	136	13